As filed with the Securities and Exchange Commission on March 7, 2005

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09445

Marketocracy Funds
(Exact name of registrant as specified in charter)

1200 Park Place Suite 100, San Mateo, CA 94403
(Address of principal executive offices) (Zip code)

Kendrick W. Kam
1200 Park Place Suite 100, San Mateo, CA 94403
(Name and address of agent for service)

1-888-884-8482
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: December 31, 2004

Item 1. Report to Stockholders.

Marketocracy Funds
Semi-annual Report

Masters 100 Fund

December 31, 2004

marketocracy funds	Masters 100Fund

Performance & Portfolio Discussion

Dear Shareholders,

The Masters 100 Fund performed modestly better in the period since our last report to shareholders, as compared to the first six months of 2004. For the quarter ended December 31, 2004, the Masters 100 Fund returned 8.15%, compared to an increase  of 9.23% for the S&P 500 Index and a gain of 7.59% for the Dow Jones Industrial Average.  During the same period, the NASDAQ returned  14.87%.For the three months ended September 30, 2004, the Fund declined 7.53%, versus a loss of 1.88% for the S&P 500 Index, a loss of 2.90% for the Dow Jones Industrial Average, and a decline of  7.24% for the NASDAQ, during the same period.  Performance data quoted represents past  performance.  Past performance is not a guarantee of future results. Investment returns and principal value will fluctuate so that an investors shares, when  redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please call 1-888-884-8482.  Additionally, the returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Returns assume reinvestment of dividends and distributions. The referenced indices are unmanaged and cannot be invested in directly.

 Sign Up for Our Free Masters 100 Fund Tracker!

Updated monthly, this free report details the Fund's investing trends, including:

  Movements between sectors
  Sector weightings versus the S&P 500
  Sector performance versus the S&P 500
Visit http://funds.marketocracy.com/mof/index.html and sign up today!
For the calendar year and 12 months ended December 31, 2004, the Masters 100 Fund lost 4.14%, compared to an increase of 10.85% for the S&P 500 Index and a gain of 5.30% for the Dow Jones Industrial Average. The NASDAQ returned 9.14% for the same period. However, During the period from its inception on November 5, 2001 to December 31, 2004, the Funds cumulative return was 33.69%, compared to a gain of 16.03% for the S&P 500 Index, a gain of 22.34% for the Dow Jones Industrial Average, and an increase of 23.07% for the NASDAQ, during the same period.  Performance data quoted represents past performance. Past performance is not a guarantee of future results. Investment returns and principal value will fluctuate so that an investors shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.  To obtain performance data current to the most recent month-end, please call 1-888-884-8482. Additionally, the returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns assume reinvestment of dividends and distributions. The referenced indices are unmanaged and cannot be invested in directly.

Performance in the Fund over the last six months was bolstered by investments in the Energy sector, especially during the third quarter, and was undercut by investments in the Information Technology and Health Care sectors, although Information Technology stocks performed better during the fourth quarter, than in the third quarter of 2004.

The four largest sector weightings at December 31, 2004 were, as a percentage of total net assets, Information Technology (19.4%), Energy (16.3%), Consumer Discretionary (13.3%) and Financials (10.2%). Also at December 31, 2004, the Fund held 7.9% of its total net assets in cash. By comparison, at June 30, 2004, the Funds four largest sector weightings as a percentage of total net assets were Health Care (24.8%), Information Technology (20.2%), Energy (11.8%), and Consumer Discretionary (10.1%). As of June 30, 2004, the Fund held a cash position of 7.3% of total net assets.

Among the Masters 100 Fund's top holdings (portfolio holdings subject to change) as of December 31, 2004 were Vintage Petroleum, Inc. (0.88% of net assets), Research In Motion Ltd. (0.87% of net assets) and Taser International, Inc. (0.86% of net assets).

We thank you for your continued support of the Masters 100 Fund and look forward to updating you on the Fund's progress in 2005.

Sincerely,
Ken Kam
Portfolio Manager

marketocracy funds	Masters 100Fund

Performance Summary	Fund Holdings by Sector*
	CUMULATIVE RETURNS				AVG ANNUAL RETURNS
(As of December 31, 2004)	3 MOS	1 YEAR	3 YEAR	INCEPT[1]	1 YEAR	3 YEAR	INCEPT[1]
Masters 100 Fund	8.15%	-4.14%	28.18%	33.69%	-4.14%	8.63%	9.62%
MARKET INDICES
DJIA[2]	7.59%	5.30%	14.79%	22.34%	5.30%	4.70%	6.59%
S&P 500[3]	9.23%	10.85%	11.14%	16.03%	10.85%	3.58%	4.82%
NASDAQ[4]	14.87%	9.14%	13.16%	23.07%	9.14%	4.20%	6.79%

1. The Masters 100 Fund's inception date was November 5, 2001.
2. Dow Jones Industrial Average is a price-weighted average of 30 selected blue-chip stocks.
3. Standard & Poors 500 Index is comprised of 500 selected common stocks, most of which are listed on the New York Stock Exchange.
4. NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ(National Market & Small-Cap) stocks.

The above indices are unmanaged and cannot be invested in directly.

Returns assume reinvestment of dividends and distributions. Performance data quoted represents past performance. Past performance is not a guarantee of future results. Investment returns and principal value will fluctuate so that an investors shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please call 1-888-884-8482.
* Percent of Total Net Assets Portfolio holdings subject to change

Additionally, the returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.	Growth of $10,000

Principal risks associated with an investment in the Fund include Stock Selection risk, Small and Medium Companies risk, Foreign Investment risk, and Internet Reliance risk. The Fund can invest in small and medium sized companies, which are often more volatile and less liquid than larger, more established companies and therefore increase the volatility of the Fund's portfolio. The strategies used by the Fund's investment adviser in selecting Fund's portfolio may not always be successful. The investments may decline in value or not increase in value when the stock market in general is rising. Investments in foreign securities entail risks not present in domestic investments including, among others, risks related to political or economic instability, currency exchange, and taxation. Operation of Marketocracy.com's website depends on the continued availability of the Internet, both short- and long-term. Significant failures of the Internet could lead to interruptions or delays in the Fund's investment adviser's ability to manage the Fund's portfolio. The m100 group, upon which the Masters 100 Fund's portfolio manager relies in managing the Fund, is comprised of individuals who may be amateur investors, not investment professionals, and are not employees of the Fund or its adviser. Their track records are based on the performances of simulated stock portfolios on the website www.marketocracy.com.

Marketocracy Funds advises investors to carefully consider the investment objectives, risks, and charges and expenses associated with the Fund prior to investing. The Fund's prospectus contains this and other information about the Fund. To obtain a prospectus containing more complete information about the Fund,including fees and expenses, please call 1-888-884-8482, or visit: http://funds.marketocracy.com/mof/prospectus.html. Please read the prospectus carefully before investing.

Distributor: Rafferty Capital Markets, LLC

marketocracy funds	Masters 100Fund

Shareholder Expense Example

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, which may include redemption fees, and (2) ongoing costs, including management fees and other Fund expenses.   This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2004 to December 31, 2004).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses, with actual net expenses being limited to 1.95% per the advisory agreement. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services,  LLC, the Fund's transfer agent.

To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example below. The example below includes, but is not limited to, management fees and  administration fees (which include fund  accounting, custody and transfer agent costs). You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to  compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

 Financial Statements as of
December 31, 2004 (Unaudited)

  Summary of Investments
  Statement of Assets & Liabilities
  Statement of Operations
  Statement of Changes in Net Assets
  Financial Highlights
  Financial Notes

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual Returns vs. Hypothetical Returns
Six Months Ended December 31, 2004
			Expenses Paid
			During Period*
	Beginning Account	Ending Account	July 1, 2004
	Value	Value	to
	July 1, 2004	December 31, 2004	December 3, 2004
Actual	$1,000.00	$1,000.10	$9.83

Hypothetical (5% return per
year before expenses)	$1,000.00	$1,015.38	$9.91

*Expenses are equal to the Fund's annualized expense ratio of 1.95%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the on-half year period).

marketocracy funds	Masters 100Fund

Summary Portfolio of Investments **
December 31, 2004 (Unaudited)
			% of
	Shares	Value	Net Assets
COMMON STOCKS - 91.0%		$52,465,702
(Cost $48,724,188)

CONSUMER DISCRECTIONARY - 13.3%		7,652,351
Best Buy	3,100	184,202	0.3
Building Material Holding	5,453	208,795	0.4
eDiets.com*	59,043	262,741	0.4
Home Depot	6,300	269,262	0.5
Marvel Enterprises*	10,500	215,040	0.4
Scientific Games - Class A*	8,600	205,024	0.4
Sirius Satellite Radio*	61,300	468,945	0.8
Youbet.com*	53,982	273,149	0.5
Other Securities (a)		5,565,193	9.6

CONSUMER STAPLES - 2.4%		1,392,988
Other Securities (a)		1,392,988	2.4

ENERGY - 16.3%		9,381,612
Abraxas Petroleum *	87,000	201,840	0.3
Canadian Natural Resources	4,700	201,019	0.3
Denbury Resources*	16,345	448,670	0.8
Devon Energy	4,600	179,032	0.3
Frontline	5,800	257,288	0.4
Knightsbridge Tankers	11,000	367,730	0.7
Nordic American Tanker Shipping	10,000	390,500	0.7
PetroKazakhstan	12,150	450,765	0.8
Provident Energy	29,990	284,305	0.5
San Juan Basin Royalty	6,000	176,640	0.3
Toreador Resources *	8,700	193,053	0.3
Vintage Petroleum	22,350	507,122	0.9
Other Securities (a)		5,723,648	10.0

FINANCIALS - 10.2%		5,867,447
Chicago Mercantile Exchange Holdings	1,100	251,570	0.5
Everest Reinsurance Group	2,100	188,076	0.3
New Century Financial	3,500	223,685	0.4
RenaissanceRe Holdings	3,400	177,072	0.3
SPDR Trust Series 1	1,900	229,653	0.4
Other Securities (a)		4,797,391	8.0

HEALTH CARE - 8.4%		4,857,031
Aastrom Biosciences*	129,400	183,748	0.3
Elan *	7,200	196,200	0.3
Merck	5,900	189,626	0.3
Pfizer	8,700	233,943	0.4
Watson Pharmaceuticals*	6,200	203,422	0.4
Other Securities (a)		3,850,092	6.7

INDUSTRIALS - 7.2%		4,133,849
Aviall*	10,170	233,605	0.4
Essex *	10,400	210,600	0.4
Other Securities (a)		3,689,644	6.4

INFORMATION TECHNOLOGY - 19.4%		11,193,978
Advanced Micro Devices*	21,600	475,632	0.8
Apple Computer*	3,000	193,200	0.3
Microsoft	12,300	328,533	0.6
NVIDIA*	12,800	301,568	0.5
Research In Motion*	6,100	502,762	0.9
Sonus Networks*	47,460	271,946	0.5
Synaptics*	6,613	202,226	0.3
Taser International*	15,700	495,963	0.9
Travelzoo*	4,125	393,649	0.7
Vasco Data Security*	28,800	190,656	0.3
Other Securities (a)		7,837,843	13.6

MATERIALS - 8.2%		4,723,762
Headwaters*	6,200	176,700	0.3
Mittal Steel*	6,200	239,630	0.4
Natural Resource Partners	4,900	282,485	0.5
United States Steel	5,000	256,250	0.5
Other Securities (a)		3,768,697	6.5

TELECOMMUNICATION SERVICES - 3.0%		1,740,944
America Movil	4,700	246,045	0.4
Vimpel-Communications*	6,235	225,333	0.4
Other Securities (a)		1,269,566	2.2

UTILITIES - 2.6%		1,521,740
Progress Energy	4,200	190,009	0.3
Other Securities (a)		1,331,731	2.3

INVESTMENT COMPANIES - 1.0%		617,623
Central Fund of Canada - Class A	36,200	198,014	0.3
Other Securities (a)		419,609	0.7
(Cost $611,503)

marketocracy funds	Masters 100Fund

CASH EQUIVALENTS - 7.9%		4,541,158
HighMark 100% US Treasury Money Market Fund	2,270,579	2,270,579
HighMark Diversified Money Market Fund	2,270,579	2,270,579
(Cost $4,541,158)

TOTAL INVESTMENT SECURITIES - 99.9%		57,624,483
(Cost $53,876,849)

ASSETS LESS OTHER LIABILITIES - 0.1%		49,104

NET ASSETS - 100.0%		$ 57,673,587

* Non-income producing security

* Non-income producing security
** The complete Portfolio of Investments is available to shareholders upon request, free of charge, by calling 1-888-884-8482 or by visiting the Securities and Exchange Commission's website at www.sec.gov.

(a) "Other Securities" are unaffiliated holdings that are not individually one of the top 50 holdings of the Fund, do not individually represent more than 1% of the Fund's net assets and are issued by an entity in which the Fund's aggregate holdings of securities issued by that entity do not represent more than 1% of net assets.

See accompanying notes to the financials statements.

Statement of Assets and Liabilities
December 31, 2004 (Unaudited)

ASSETS
Investment securities:
At acquisition cost	$ 53,876,849
At market value (Note 2)	$ 57,624,483
Interest and dividends receivable	73,905
Receivable for portfolio investments sold	1,239,059
Receivable for capital shares sold	13,018
TOTAL ASSETS	58,950,465

LIABILITIES
Payable for portfolio investments purchased	984,268
Payable for capital shares redeemed	116,908
Accrued expenses and other liabilities	175,702
TOTAL LIABILITIES	1,276,878

NET ASSETS	$ 57,673,587

Net assets consist of:
Paid in capital	$ 67,984,842
Accumulated net realized loss from security transactions	(14,058,889)
Net unrealized appreciation of investments	3,747,634
Net assets	$ 57,673,587

Shares of beneficial interest outstanding (unlimited
number of shares authorized, no par value)	5,035,697

Net asset value, offering price and redemption
price per share (Note 2)	$ 11.45

See accompanying notes to the financials statements.

marketocracy funds	Masters 100Fund

STATEMENT OF OPERATIONS
Six Months Ended December 31, 2004 (Unaudited)

INVESTMENT INCOME
Dividends (net of withholding tax $16,783)	$ 515,275
Interest	26,650
TOTAL INVESTMENT INCOME	541,925

EXPENSES
Investment advisory fees (Note 4)	466,737
Administrative fees (Note 4)	140,021
TOTAL EXPENSES	606,758

NET INVESTMENT LOSS	(64,833)

REALIZED AND UNREALIZED LOSSES ON INVESTMENTS
Net realized loss from transactions	(1,388,551)

Net change in unrealized depreciation of investments	(391,119)

NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS	(1,779,670)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$(1,844,503)
See accompanying notes to the financials statements.

STATEMENT OF CHANGES IN NET ASSETS
For the Period Ended December 31, 2004 and the Fiscal Year Ended June 30, 2004

	Six Months	Year
	Ended	Ended
	12/31/2004	6/30/2004
	(Unaudited)

FROM OPERATIONS:
Net investment loss	$ (64,833)	$ (829,328)
Net realized gain (loss) from investments sold	(1,388,551)	6,825,198
Net change in unrealized depreciation on investments	(391,119)	(661,642)
Net increase (decrease) in net assets resulting from operations	(1,844,503)	5,334,228

DISTRIBUTIONS TO SHAREHOLDERS:
From realized gains	(4,910,532)	(4,184,498)
Decrease in net assets from distributions to shareholders	(4,910,532)	(4,184,498)

FROM CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	4,388,106	66,455,999
Net asset value of shares issued to shareholders
in reinvestment of distributions	4,752,153	3,937,807
Payments of shares redeemed	(23,712,190)	(24,620,066)
Net increase (decrease) in net assets from capital share transactions	(14,571,931)	45,773,740

TOTAL INCREASE (DECREASE) IN NET ASSETS	(21,326,966)	46,923,470

NET ASSETS:
Beginning of period	79,000,553	32,077,083
End of period	$ 57,673,587	$79,000,553

Capital Share Activity
Shares sold	376,869	5,021,415
Shares issued in reinvestment of distributions to shareholders	425,439	305,968
Shares redeemed	(2,089,744)	(1,906,320)
Net increase (decrease) in shares outstanding	(1,287,436)	3,421,063
Shares outstanding, beginning of period	6,323,133	2,902,070
Shares outstanding, end of period	5,035,697	6,323,133

See accompanying notes to the financial statements.

marketocracy funds	Masters 100Fund

FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OF CAPITAL
STOCK OUTSTANDING THROUGHOUT THE PERIOD

	Six Months	Year	Year	Period
	Ended	Ended	Ended	Ended
	12/31/2004	6/30/2004	6/30/03	6/30/02(a)
	(Unaudited)

Net asset value at beginning of period	$12.49	$11.05	$10.63	$10.00

Income from Investment Operations:
Net investment loss	(0.05)	(0.13)	(0.02)	(0.02)
Net realized and unrealized gain on investments	0.02	2.47	0.45	0.65
Total from investment operations	(0.03)	2.34	0.43	0.63

Less distributions from:
Realized gains	(1.01)	(0.90)	(0.01)	-
Total distributions	(1.01)	(0.90)	(0.01)	-

Net asset value at end of period	$11.45	$12.49	$11.05	$10.63

Total Return	0.01%(b)	20.92%	4.00%	6.30%(b)

Net assets at end of period (millions)	$57.7	$79.0	$32.1	$7.5

Ratio of expenses to average net assets:	1.95%(c)	1.95%	1.95%	1.95%(c)
Ratio of net investment loss to
average net assets:	(0.21)% (c)	(1.26)%	(0.27)%	(0.63)%(c)
Portfolio turnover rate	388% (b)	504%	368%	141% (b)

(a) Represents the period from the commencement of operations (November 5, 2001) through June 30, 2002.
(b) Not annualized
(c) Annualized

See accompanying notes to the financial statements.

NOTES TO THE FINANCIAL STATEMENTS -
December 31, 2004 (Unaudited)

1.	Organization
The Marketocracy Masters 100 Fund (the “Fund”) is a series of Marketocracy Funds (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust was organized as a Delaware trust on July 14, 1999. The Fund commenced operations on November 5, 2001. The objective of the fund is capital appreciation:

In seeking capital appreciation, the Fund invests primarily in common stocks of U.S. and foreign companies of any size, seeking to outperform the Standard & Poors Composite Stock Price Index (the “S&P 500 Index”).

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies employed by the Fund in preparing its financial statements:

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investment Valuation
Securities that are listed on the United States stock exchanges or the Nasdaq Stock Market are valued at the last sale price on the day the securities are valued or, if there has been no sale on that day, at their closing or most recent bid price. Quotations are taken from the market in which the security is primarily traded. Over-the-counter securities are valued at their current bid price. Unlisted securities for which market quotations are readily available are valued at the latest quoted bid price. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith under the supervision of the Board of Trustees of the Trust.

Share Valuation
The net asset value per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated expenses), by the total number of shares outstanding of the Fund, rounded to the nearest cent. The offering and redemption price per share of the Fund is equal to the net asset value per share.

Distributions to Shareholders

Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Dividends from net investment income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Federal Income Taxes
The Fund has elected to be taxed as “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

marketocracy funds	Masters 100Fund

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. As of June 30, 2004, the Fund had no post-October losses. At June 30, 2004, the Fund has an estimated capital loss carryforward of $2,484,300 from another mutual fund (Marketocracy Medical Specialists Fund), with whom the Fund reorganized on February 28, 2003, which is limited to approximately $414,050 each year through 2010 and expires in 2010.

Other
Investment and shareholder transactions are recorded on the trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Reclassifications are made within the net asset accounts for amounts related to permanent differences in the character of certain income and expense items for income tax and financial reporting purposes.

3.	Investment Transactions

The Fund’s aggregate purchases and sales of securities (excluding short-term investments) for the six months ended December 31, 2004 are summarized below:

Purchases             $226,723,501
Sales          $244,315,742

There were no purchases or sales of long-term U.S. Government securities.

At December 31, 2004, gross unrealized appreciation and depreciation of investments for tax purposes were as follows:

Unrealized appreciation…           $4,589,415
Unrealized depreciation…     $(841,781)
Net unrealized appreciation
on investments………       $3,747,634

At December 31, 2004, the cost of investments for federal income tax purposes was $60,106,994. The difference between federal tax cost of portfolio investments and the financial statement cost is due to certain timing differences in the recognition of capital losses under income tax regulations and accounting principles generally accepted in the United States of America.

4.	Investment Advisory and Administration Agreements

Advisory Fees - The investment adviser for the Fund is Marketocracy Capital Management LLC (“MCM” or the “Adviser”). The Fund’s investments are managed by the Adviser pursuant to the terms of the Investment Advisory and Management Agreement (the “Advisory Agreement”). Under the Advisory Agreement, the Adviser regularly provides the Fund with investment research, advice, management and supervision and furnishes a continuous investment program for the Fund’s portfolio, subject to the supervision of the Trust’s Board of Trustees. The Adviser is responsible for (1) the compensation of any of the Trust’s Trustees, officers and employees who are “interested persons” of the Trust, (2) compensation of the Adviser’s personnel and payment of other expenses in connection with the provision of portfolio management services under the Advisory Agreements, and (3) expenses of printing and distributing the Fund’s Prospectus and sales and advertising materials to prospective investors.

For the services provided by the Adviser under the Advisory Agreement, the Adviser receives from the Fund management fees, computed and accrued daily and paid monthly, equal to 1.50% per annum of the Fund’s average daily net assets. The Advisory Agreement requires the Adviser to waive its management fees and, if necessary, reimburse expenses of the Fund to the extent necessary to limit the Fund’s total operating expenses to 1.95% of its average net assets up to $200 million, 1.90% of such assets from $200 million to $500 million, 1.85% of such assets from $500 million to $1 billion, and 1.80% of such assets in excess of $1 billion, (excluding certain expenses of holding or carrying the Fund’s securities).

Administration Fees - The Trust has entered into a separate contract with MCM wherein MCM is responsible for providing administrative and supervisory services to the Fund (the “Administration Agreement”). Under the Administration Agreement, MCM oversees the maintenance of all books and records with respect to the Fund’s securities transactions and the Fund’s book of accounts in accordance with all applicable federal and state laws and regulations. MCM also arranges for the preservation of journals, ledgers, corporate documents, brokerage account records and other records, which are to be maintained pursuant to the 1940 Act.

Under the Administration Agreement, MCM is responsible for the equipment, staff, office space and facilities necessary to perform its obligations thereunder. MCM has also assumed responsibility for payment of all of the Fund’s operating expenses except for brokerage, commission and other investment-related expenses and any extraordinary and nonrecurring expenses.

For the services rendered by MCM under the Administration Agreement, MCM receives a fee at the annual rate of 0.45% of the respective Fund’s average daily net assets up to $200 million, 0.40% of such assets from $200 million to $500 million, 0.35% of such assets from $500 million to $1 billion, and 0.30% of such assets in excess of $1 billion, (excluding certain expenses of holding or carrying the Fund’s securities).

MCM has retained U.S. Bancorp Fund Services, LLC (the “Transfer Agent”) to serve as the Fund’s transfer agent, dividend paying agent and shareholder service agent, to provide accounting and pricing services to the Fund, and to assist MCM in providing executive, administrative and regulatory services to the Fund. MCM (not the Fund) pays the Transfer Agent’s fees for these services.

marketocracy funds	Masters 100Fund

5.	Distributions to Shareholders

On December 14, 2004, a capital gain distribution of $1.01 per share was declared for the fund. The distribution was paid to shareholders of record on December 13, 2004.

The tax character of the distributions paid for the six months ended December 31, 2004 and the fiscal year ended June 30, 2004 were as follows:

Distributions paid from:	12/31/04	6/30/04
Ordinary income	$2,670,963	$4,184,498
Long-term capital gain	$2,239,569
	$4,910,532	$4,184,498

At June 30, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed net investment income	$2,673,315
Undistributed realized gains	$2,237,230
Capital loss carryforward (see note 2)	(2,484,300)
Unrealized appreciation	(694,413)
$1,731,832
Proxy Voting

Information regarding how the Fund voted proxies relating to portfolio securities of the Fund during the most recent 12-month period ended June 30 is available annually, through the Fund's website at http://funds.marketocracy.com and on the Securities and Exchange Commission's website at http://www.sec.gov.

The policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities of the Fund are available on the Fund's website at http://funds.marketocracy.com and on the Securities and Exchange Commission's website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Trust is required to files it complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q for fiscal quarters.  Once filed, the Trust's Form N-Q is available without charge, upon request on the SEC's website (http://www.sec.gov) and may be available by calling 1-888-884-8482.  You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information ont he operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfosec.gov.

This report and the financial statements contained in it are provided for the general information of the shareholders of Marketocracy Funds.  To obtain a prospectus containing more complete information about Marketocracy Funds, including fees and expenses, please call us at 1-888-884-8482, or visit funds.marketocracy.com.

Please read it carefully before you invest or send money.

Marketocracy Funds

Investment Adviser/Administrator
Marketocracy Capital Management LLC
1200 Park Place, Suite 100
San Mateo, CA 94403

Transfer Agent/Sub-Administrator
U.S. Bancorp Fund Services, LLC
P.I. Box 701
Milwaukee, WI 53202-0701
(Toll-Free) 1-888-884-8482

Distributor
Rafferty Capital Markets, LLC
59 Hilton Avenue, Suite 101
Garden City, NY 11530

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

Masters 100 Fund - Portfolio of Investments
December 31, 2004 (unaudited)

Symbol	Security		Shares	Market Value

COMMON STOCKS - 91.0%				$52,465,702
(Cost $48,724,188)

CONSUMER DISCRECTIONARY - 13.3%				7,652,351
FLWS	1-800-FLOWERS.COM, Inc.	*	1,800	15,138
KDE	4Kids Entertainment, Inc.	*	1,100	23,122
NDN	99 Cents Only Stores	*	1,100	17,776
ANF	Abercrombie & Fitch Co. - Cl A		600	28,170
ACMR	AC Moore Arts & Crafts, Inc.	*	500	14,405
AGI	Alliance Gaming Corp.	*	700	9,667
ASCA	Ameristar Casinos, Inc.		1,500	64,665
ANN	AnnTaylor Stores Corp.	*	4,560	98,177
AGY	Argosy Gaming Co.	*	1,500	70,050
ASHW	Ashworth, Inc.	*	5,400	58,806
ADBL	Audible, Inc.	*	300	7,815
AN	Autonation, Inc.	*	4,930	94,705
AZO	Autozone, Inc.	*	1,000	91,310
AZR	Aztar Corp.	*	1,800	62,856
BEBE	Bebe Stores, Inc.		750	20,235
BBBY	Bed Bath & Beyond, Inc.	*	500	19,915
BBY	Best Buy Co, Inc.		3,100	184,202
BBI	Blockbuster, Inc.		1,000	9,540
BFLY	Bluefly, Inc.	*	4,700	10,998
BTH	Blyth, Inc.		400	11,824
BAMM	Books-A-Million, Inc.		13,410	129,004
BYD	Boyd Gaming Corp.		2,300	95,795
BUCA	Buca, Inc.	*	2,200	15,312
BMHC	Building Material Holding Corp.		5,453	208,795
CZR	Caesars Entertainment, Inc.	*	1,600	32,224
CETV	Central European Media	*	400	15,593
CNTY	Century Casinos, Inc.	*	3,269	29,846
CHIC	Charlotte Russe Holding, Inc.	*	2,400	24,240
CHTR	Charter Communications, Inc.	*	12,300	27,552
PLCE	Childrens Place	*	1,200	44,436
CYD	China Yuchai International	*	5,000	66,400
COH	Coach, Inc.	*	1,100	62,040
COSI	Cosi, Inc.	*	3,700	22,385
CAO	CSK Auto Corp.	*	1,000	16,740
DCX	DaimlerChrysler		400	19,220
DCN	Dana Corp.		2,400	41,592
DPH	Delphi Corp.		1,700	15,334
DHB	DHB Industries, Inc.	*	3,200	60,928
DDS	Dillard's Inc.		1,200	32,244
DHOM	Dominion Homes, Inc.	*	2,900	73,147
DHI	DR Horton, Inc.		4,000	161,240
DSCM	Drugstore.Com	*	5,500	18,700
EK	Eastman Kodak Co.		700	22,575
EBAY	eBay, Inc.	*	1,100	127,908
DISH	EchoStar Communications Corp.	*	1,900	63,156
DIET	Ediets Com, Inc.	*	59,043	262,741
NYNY	Empire Resorts, Inc.	*	2,400	26,760
FMXI	Foamex Intl, Inc.	*	3,500	13,160
FORD	Forward Inds Inc	*	8,300	34,694
FOX	Fox Entertainment Group, Inc.	*	1,200	37,512
FRDM	Friedman's, Inc.	*	12,500	16,000
FUJIY	Fuji Photo Film		200	7,396
GME	GameStop Corp.	*	1,500	33,540
GPIC	Gaming Partners International Corp.	*	2,938	60,670
GMST	Gemstar-TV Guide International, Inc.	*	2,600	15,392
HET	Harrah's Entertainment, Inc.		800	53,512
HMX	Hartmarx Corp.	*	600	4,662
HRVE	Harvey Electronics, Inc.	*	23,770	47,326
HTV	Hearst-Argyle Television, Inc.		3,000	79,140
HELE	Helen of Troy	*	400	13,444
HD	Home Depot, Inc.		6,300	269,262
HMC	Honda Motor Co.		1,600	41,696
HOTT	HOT Topic, Inc.	*	1,600	27,504
HOV	Hovnanian Enterprises, Inc.	*	500	24,760
IACI	IAC/InterActiveCorp	*	3,000	82,860
IMAX	Imax Corp.	*	7,250	59,805
IMCO	IMPCO Technologies, Inc.	*	4,000	30,200
NSIT	Insight Enterprises, Inc.	*	1,200	24,624
IGT	International Game Technology		900	30,942
IDR	Intrawest Corp.		400	9,196
ISLE	Isle of Capri Casinos, Inc.	*	1,200	30,780
JAKK	Jakks Pacific, Inc.	*	400	8,844
KBH	KB Home		500	52,200
KZL	Kerzner International	*	300	18,015
KKD	Krispy Kreme Doughnuts, Inc.	*	1,500	18,900
KSWS	K-Swiss, Inc.		400	11,648
LQI	La Quinta Corp.	*	900	8,181
LACO	Lakes Entertainment, Inc.	*	800	13,032
LF	Leapfrog Enterprises, Inc.	*	2,240	30,464
LEA	Lear Corp.		400	24,404
LEN	Lennar Corp.		500	28,340
L	Liberty Media Corp.	*	3,300	36,234
LBTYA	Liberty Media International, Inc.	*	300	13,869
LTM	Life Time Fitness, Inc.	*	2,000	51,760
LTD	Limited Brands		4,110	94,612
LGF	Lions Gate Entertainment Corp.	*	8,000	84,960
MHO	M/I Homes, Inc.		1,500	82,665
MBG	Mandalay Resort Group		700	49,301
MSO	Martha Stewart Living Omnimedia	*	400	11,608
MVL	Marvel Enterprises, Inc.	*	10,500	215,040
MDC	MDC Holdings, Inc.		300	25,932
MGG	MGM Mirage	*	800	58,192
MIKN	Mikohn Gaming Corp.	*	9,180	93,820
MCRI	Monarch Casino & Resort, Inc.	*	700	28,385
MOVI	Movie Gallery, Inc.		1,600	30,512
MNTG	MTR Gaming Group, Inc.	*	2,300	24,288
FLYR	Navigant International, Inc.	*	4,300	52,331
NFLX	NetFlix, Inc.	*	2,125	26,201
NSANY	Nissan Motor Co		900	19,746
NTN	NTN Commununications, Inc.	*	5,800	18,502
ODP	Office Depot, Inc.	*	3,000	52,080
OSTK	Overstock.com, Inc.	*	1,600	110,400
PSUN	Pacific Sunwear Of California	*	2,900	64,554
PENN	Penn National Gaming, Inc.	*	1,300	78,715
PETS	PetMed Express, Inc.	*	5,300	40,333
PFCB	PF Chang's China Bistro, Inc.	*	200	11,270
PNK	Pinnacle Entertainment, Inc.	*	2,800	55,384
PIXR	Pixar	*	300	25,683
ZQK	Quiksilver, Inc.	*	4,900	145,971
RGS	Regis Corp.		300	13,845
RWY	Rent-Way, Inc.	*	2,600	20,826
RYL	Ryland Group, Inc.		600	34,524
SNDS	Sands Regent	*	5,300	68,879
SGMS	Scientific Games Corp. - Cl A	*	8,600	205,024
SHFL	Shuffle Master, Inc.	*	700	32,970
SIRI	Sirius Satellite Radio, Inc.	*	61,300	468,945
PKS	Six Flags, Inc.	*	2,100	11,277
SKX	Skechers U.S.A., Inc.	*	3,970	51,451
SNE	Sony Corp.		700	27,272
SBUX	Starbucks Corp.	*	2,100	130,956
STN	Station Casinos, Inc.		700	38,276
SHOO	Steven Madden	*	2,500	47,150
SRR	Stride Rite Corp.		1,500	16,755
SNRR	Sunterra Corp.	*	1,700	23,868
SUP	Superior Industries International		400	11,620
TOA	Technical Olympic USA, Inc.		3,500	88,830
TPX	Tempur-Pedic International, Inc.	*	1,400	29,680
BONT	The Bon-Ton Stores Inc.		2,100	33,075
GPS	The Gap Inc.		400	8,448
DIS	The Walt Disney Co.		600	16,680
WRNC	The Warnaco Group Inc.	*	500	10,800
TWX	Time Warner, Inc.	*	1,500	29,160
TIVO	Tivo, Inc.	*	5,100	29,937
TWR	Tower Automotive, Inc.	*	1,500	3,585
TOY	Toys "R" Us, Inc.	*	1,200	24,564
TRFX	Traffix, Inc.		2,600	16,510
TUES	Tuesday Morning Corp.	*	2,600	79,638
TZA	Tv Azteca		1,400	14,392
UCOMA	UnitedGlobalCom, Inc. - Cl A	*	3,200	30,912
URBN	Urban Outfitters, Inc.	*	800	35,520
WCI	WCI Communities, Inc.	*	1,100	32,340
WCC	WESCO International, Inc.	*	800	23,712
WLSN	Wilsons The Leather Experts	*	4,200	16,380
WMS	WMS Industries, Inc.	*	700	23,478
WYNN	Wynn Resorts	*	600	40,152
XMSR	XM Satellite Radio Holdings, Inc. - Cl A	*	2,200	82,764
UBET	Youbet.com, Inc.	*	53,982	273,149
ZONS	Zones, Inc.	*	1,700	11,271

CONSUMER STAPLES - 2.4%				1,392,988
MO	Altria Group, Inc.		1,400	85,540
BJ	BJ's Wholesale Club, Inc.	*	400	11,652
BG	Bunge Ltd.		1,300	74,113
CALM	Cal-Maine Foods, Inc.		10,040	121,383
CEDC	Central European Distribution Corp.	*	1,100	32,494
CQB	Chiquita Brands International, Inc.		700	15,442
CHMD	Chronimed, Inc.	*	2,300	15,019
STZ	Constellation Brands, Inc. - Cl A	*	600	27,906
COST	Costco Wholesale Corp.		1,500	72,615
CRESY	Cresud		300	4,470
DF	Dean Foods Co.	*	1,400	46,130
DLM	Del Monte Foods Co.	*	2,500	27,550
DEO	Diageo ADR		300	17,364
DMN	DIMON, Inc.		2,000	13,440
FLO	Flowers Foods, Inc.		400	12,632
FDP	Fresh Del Monte Produce, Inc.		300	8,883
GORX	Geopharma, Inc.	*	3,100	14,477
GAP	Great Atlantic & Pacific Tea Co.	*	2,700	27,675
HANS	Hansen Natural Corp.	*	2,200	80,102
IPAR	Inter Parfums, Inc.		1,200	19,080
IOTN	Ionatron, Inc.	*	700	7,931
MTEX	Mannatech, Inc.		1,600	30,464
NAFC	Nash Finch Co.		600	22,656
PPC	Pilgrim's Pride Corp.		1,000	30,680
SNAK	Poore Brothers, Inc.	*	18,163	63,389
PG	Procter & Gamble Co.		400	22,032
ROV	Rayovac Corp.	*	500	15,280
SAFM	Sanderson Farms, Inc.		400	17,312
SLE	Sara Lee Corp.		800	19,312
SMF	Smart & Final, Inc.	*	1,900	27,341
SFD	Smithfield Foods, Inc.	*	600	17,754
STKL	SunOpta, Inc.	*	2,800	20,104
SVU	Supervalu, Inc.		300	10,356
SYY	Sysco Corp.		4,500	171,765
TSN	Tyson Foods, Inc.		1,100	20,240
UST	UST, Inc.		400	19,244
WMT	Wal-Mart Stores, Inc.		1,800	95,076
WFMI	Whole Foods Market, Inc.		300	28,605
WIN	Winn-Dixie Stores, Inc.	*	5,600	25,480

ENERGY - 16.3%				9,381,612
ABP	Abraxas Petroleum Corp.	*	87,000	201,840
APC	Anadarko Petroleum Corp.		1,540	99,808
APA	Apache Corp.		1,200	60,684
BHI	Baker Hughes, Inc.		300	12,801
BRY	Berry Petroleum Co. - Cl A		1,400	66,780
BJS	BJ Services Co.		1,800	83,772
BP	BP ADR		900	52,560
BPT	BP Prudhoe Bay Royalty Trust		2,500	120,750
BEXP	Brigham Exploration Co.	*	3,300	29,700
BR	Burlington Resources, Inc.		1,300	56,550
COG	Cabot Oil & Gas Corp.		3,700	163,725
CDIS	Cal Dive International, Inc.	*	1,500	61,125
CPE	Callon Petroleum Co.	*	1,400	20,244
CNQ	Canadian Natural Resources		4,700	201,019
SNG	Canadian Superior Energy, Inc.	*	32,460	51,936
CNR	Canargo Energy Corp.	*	95,500	104,095
CHK	Chesapeake Energy Corp.		1,500	24,750
CVX	ChevronTexaco Corp.		1,700	89,267
XEC	Cimarex Energy Co.	*	500	18,950
CEO	CNOOC		1,300	70,447
COP	ConocoPhillips		1,800	156,294
DWSN	Dawson Geophysical Co.	*	2,100	45,885
DNR	Denbury Resources, Inc.	*	16,345	448,670
DVN	Devon Energy Corp.		4,600	179,032
DO	Diamond Offshore Drilling		300	12,015
EP	El Paso Corp.		2,300	23,920
E	ENI SpA		300	37,752
EENC	Enterra Energy Trust		8,200	155,062
EXM	Excel Maritime Carriers	*	500	11,875
TXCO	Exploration Co.	*	1,400	8,834
XOM	Exxon Mobil Corp.		400	20,504
FPPC	Fieldpoint Petroleum Corp.	*	27,900	35,991
FST	Forest Oil Corp.	*	500	15,860
FRO	Frontline		5,800	257,288
FXEN	FX Energy, Inc.	*	1,000	11,680
GMR	General Maritime Corp.	*	1,200	47,940
GEOI	Georesources, Inc.	*	2,700	8,262
GI	Giant Industries, Inc.	*	1,350	35,789
GSF	GlobalSantaFe Corp.		500	16,555
GLNG	Golar LNG	*	900	13,401
GDP	Goodrich Petroleum Corp.	*	1,700	27,557
GRP	Grant Prideco, Inc.	*	800	16,040
GW	Grey Wolf, Inc.	*	3,400	17,918
HNR	Harvest Natural Resources, Inc.	*	4,800	82,896
HGT	Hugoton Royalty Trust		3,500	91,700
IFNY	Infinity, Inc.	*	1,700	13,906
IO	Input/Output, Inc.	*	300	2,652
IVAN	Ivanhoe Energy, Inc.	*	2,100	5,292
KPP	Kaneb Pipeline Partners		400	24,348
KCS	KCS Energy, Inc.	*	1,800	26,604
KMG	Kerr-McGee Corp.		1,400	80,906
KMP	Kinder Morgan Energy Partners		200	8,866
KMI	Kinder Morgan, Inc.		700	51,191
VLCCF	Knightsbridge Tankers		11,000	367,730
LRT	LL&E Royalty Trust		14,300	89,947
MMP	Magellan Midstream Partners		700	41,069
MHR	Magnum Hunter Resources, Inc.	*	7,950	102,555
MRO	Marathon Oil Corp.		700	26,327
MTRX	Matrix Service Co.	*	3,300	26,598
MVK	Maverick Tube Corp.	*	3,600	109,080
MCX	MC Shipping, Inc.	*	4,000	17,200
TMR	Meridian Resource Corp.	*	2,300	13,915
MUR	Murphy Oil Corp.		400	32,180
NBR	Nabors Industries	*	600	30,774
NR	Newpark Resources	*	300	1,545
NGAS	Ngas Resources, Inc.	*	600	2,752
NAT	Nordic American Tanker Shipping		10,000	390,500
NRG	NRG Energy, Inc.	*	400	14,420
NSS	NS Group, Inc.	*	800	22,240
OXY	Occidental Petroleum Corp.		700	40,852
OMM	OMI Corp.		3,600	60,660
OMNI	Omni Energy Services Corp.	*	3,800	7,372
OSG	Overseas Shipholding Group		400	22,080
PPX	Pacific Energy Partners		600	17,352
PGH	Pengrowth Energy Trust		6,300	131,166
PBT	Permian Basin Royalty Trust		3,000	41,850
PZE	Petrobras Energia Participaciones	*	9,000	107,370
PCZ	Petro-Canada		600	30,612
PTR	PetroChina Co		700	37,583
PTF	Petrofund Energy Trust		2,700	35,208
PKZ	PetroKazakhstan, Inc.		12,150	450,765
PBR	Petroleo Brasileiro		2,200	87,516
PXP	Plains Exploration & Production Co.	*	5,000	130,000
PPP	Pogo Producing Co.		2,100	101,829
PCO	Premcor, Inc.	*	800	33,736
PDE	Pride International, Inc.	*	400	8,216
PWI	PrimeWest Energy Trust		7,900	175,222
PVX	Provident Energy Trust		29,990	284,305
REM	Remington Oil & Gas Corp.	*	4,100	111,725
REP	Repsol		1,900	49,590
RES	RPC, Inc.		2,600	65,312
SJT	SAN Juan Basin Royalty		6,000	176,640
SSL	Sasol		400	8,672
SLB	Schlumberger		500	33,475
SELA	Seitel, Inc.	*	17,000	20,910
SWN	Southwestern Energy Co.	*	1,600	81,104
STO	Statoil ASA		1,900	30,172
SJH	Stelmar Shipping		1,100	52,481
SU	Suncor Energy, Inc.		1,900	67,260
SFY	Swift Energy Co.	*	5,655	163,656
SYNM	Syntroleum Corp.	*	800	6,424
TLM	Talisman Energy, Inc.		400	10,784
TNT	Tatneft		5,400	156,546
TK	Teekay Shipping Corp.		2,500	105,275
TPP	TEPPCO Partners		700	27,573
TSO	Tesoro Petroleum Corp.	*	1,500	47,790
TRGL	Toreador Res Corp.	*	8,700	193,053
TGA	Transglobe Energy Corp.	*	25,200	129,024
TMG	Transmontaigne, Inc.	*	1,900	11,647
RIG	Transocean, Inc.	*	600	25,434
TIV	Tri Vy Corp.	*	1,000	12,230
TNP	Tsakos Energy Navigation		800	28,632
USEG	U S Energy Corp Wyoming	*	8,400	24,864
UPL	Ultra Petroleum Corp.	*	2,400	115,512
UNT	Unit Corp.	*	900	34,389
UCL	Unocal Corp.		800	34,592
EGY	Vaalco Energy, Inc.	*	20,100	77,988
VLO	Valero Energy Corp.		1,400	63,560
VRC	Varco International, Inc.	*	400	11,660
VTS	Veritas DGC, Inc.	*	1,300	29,133
VPI	Vintage Petroleum, Inc.		22,350	507,122
WLL	Whiting Petroleum Corp.	*	3,000	90,750
WMB	Williams Cos, Inc.		3,800	61,902
XTO	XTO Energy, Inc.		1,100	38,918

FINANCIALS - 10.2%				5,867,447
LEND	Accredited Home Lenders Holding Co.	*	600	29,808
AACE	ACE Cash Express, Inc.	*	700	20,762
ACRTQ	Actrade Financial Technologies	*	53,600	-
AZ	Allianz		9,400	124,926
ALD	Allied Capital Corp.		300	7,752
AMB	AMB Property Corp.		300	12,117
ACAS	American Capital Strategies		700	23,345
AXP	American Express		200	11,274
AFG	American Financial Group		1,900	59,489
AFR	American Financial Realty Trust		2,400	38,832
AHM	American Home Mortgage Investment Corp.		600	20,550
ACF	AmeriCredit	*	1,100	26,895
AMTD	Ameritrade	*	1,000	14,220
AHR	Anthracite Capital		300	3,708
ANH	Anworth Mortgage Asset Corp.		2,700	28,917
AOC	AON		700	16,702
AIV	Apartment Investment & Management		200	7,708
ACGL	Arch Capital Group	*	600	23,220
AGII	Argonaut Group	*	1,000	21,130
BBV	Banco Bilbao Vizcaya Argentaria		500	8,870
BLX	Banco Latinoamericano de Exportaciones		500	9,970
STD	Banco Santander Central Hispano		600	7,422
CIB	BanColombia		2,100	29,652
BAC	Bank of America		3,200	150,368
BED	Bedford Property Investors	*	400	11,364
BXG	Bluegreen Corp.	*	5,746	113,943
BRKL	Brookline Bancorp		800	13,056
COF	Capital One Financial Corp.		1,400	117,894
CBL	CBL & Associates Properties		700	53,445
CDR	Cedar Shopping Centers		1,300	18,590
CME	Chicago Mercantile Exchange Holdings		1,100	251,570
CB	Chubb		300	23,070
CBB	Cincinnati Bell	*	2,300	9,545
CIT	CIT Group		2,700	123,714
C	Citigroup		2,100	101,178
CBH	Commerce Bancorp		700	45,080
NNN	Commercial Net Lease Realty		500	10,300
CBU	Community Bank System		1,500	42,375
DRL	Doral Financial Corp.		3,330	164,003
ET	E*Trade Financial Corp.	*	2,500	37,375
EELN	E-Loan	*	3,900	13,182
ENH	Endurance Specialty Holdings		800	27,360
EQY	Equity One		3,600	85,428
ESPD	eSpeed, Inc. - Cl A	*	600	7,422
RE	Everest Reinsurance Group		2,100	188,076
FNF	Fidelity National Financial		2,800	127,876
FAF	First American Corp.		3,600	126,504
FCFS	First Cash Financial Services, Inc.	*	1,800	48,078
FPIC	FPIC Insurance Group, Inc.	*	1,500	53,070
FBR	Friedman Billings Ramsey Group, Inc.		2,535	49,154
HDB	HDFC Bank		1,900	86,184
HCP	Health Care Property Investors, Inc.		700	19,383
HRP	HRPT Properties Trust		3,700	47,471
HBAN	Huntington Bancshares		1,900	47,082
IBN	ICICI Bank		2,300	46,345
IMH	IMPAC Mortgage Holdings,		3,300	74,811
ICBC	Independence Community Bank		300	12,774
NDE	IndyMac Bancorp, Inc.		900	31,005
ING	ING Groep		700	21,175
INGP	Instinet Group, Inc.	*	2,900	17,487
IPCR	IPC Holdings		2,370	103,119
IRS	IRSA Inversiones y Representaciones	*	1,800	20,250
JPM	J.P. Morgan Chase & Co.		1,500	58,515
KRC	Kilroy Realty Corp.		400	17,100
KIM	Kimco Realty Corp.		400	23,196
KRT	Kramont Realty Trust		500	11,700
LFG	LandAmerica Financial Group, Inc.		2,000	107,860
LM	Legg Mason, Inc.		200	14,652
LEH	Lehman Brothers Holdings, Inc.		200	17,496
LEV	Levitt Corp.		800	24,456
LNC	Lincoln National Corp.		1,800	84,024
LUM	Luminent Mortgage Capital, Inc.		600	7,140
MXRE	Max Re Capital Hamilton		400	8,532
KRB	MBNA Corp.		300	8,457
MCGC	MCG Capital Corp.		700	11,991
TAXI	Medallion Financial Corp.		1,200	11,640
MRBK	Mercantile Bankshares Corp.		300	15,660
MHX	Meristar Hospitality Corp.	*	1,700	14,195
MET	Metlife		700	28,357
MXT	Metris	*	3,400	43,350
MTF	Mitsubishi Tokyo Financial Group, Inc.		700	7,154
MGI	MoneyGram International, Inc.		1,100	23,254
MCO	Moody's Corp.		300	26,055
NCC	National City Corp.		1,400	52,570
NEW	New Century Financial Corp		3,500	223,685
NYB	New York Community Bancorp, Inc.		1,000	20,570
NFI	Novastar Financial, Inc.		700	34,650
ORH	Odyssey Re Holdings Corp.		3,600	90,756
OHI	Omega Healthcare Investors, Inc.		600	7,080
PTA	Penn Treaty American Corp.	*	17,000	35,530
PTP	Platinum Underwriters Holdings		1,300	40,430
PCL	Plum Creek Timber Co Inc.		500	19,220
PVTB	PrivateBancorp, Inc.		700	22,561
PBKS	Provident Bankshares Corp.		500	18,185
PFS	Provident Financial Services, Inc.		700	13,559
PVN	Providian Financial Corp.	*	5,600	92,232
PIM	Putnam Master Intermediate Income Trust		1,800	11,808
PXT	PXRE Group		400	10,084
RAS	RAIT Investment Trust		1,500	41,955
RWT	Redwood Trust, Inc.		1,300	80,717
RGA	Reinsurance Group Of America		700	33,915
RNR	RenaissanceRe Holdings		3,400	177,072
RSA	Royal & Sun Alliance Insurance Group		1,200	9,144
SAXN	Saxon Cap Inc.		800	19,192
SCT	Scottish Re Group		2,000	51,800
SIGI	Selective Insurance Group		2,400	106,176
SFL	Ship Finance International		5,333	109,433
SPG	Simon Property Group Inc		210	12,432
SLM	SLM Corp.		200	10,678
SPY	SPDR Trust Series 1		1,900	229,653
STSA	Sterling Financial Corp.	*	200	7,852
STC	Stewart Information Services Corp.		200	8,330
TCBI	Texas Capital Bancshares, Inc.	*	300	6,486
ALL	The Allstate Corp.		500	25,860
BSC	The Bear Stearns Companies Inc.		900	92,079
SCH	The Charles Schwab Corp.		800	9,568
GS	The Goldman Sachs Group, Inc.		900	93,636
TMA	Thornburg Mortgage, Inc.		2,020	58,500
TMK	Torchmark Corp.		900	51,426
UCI	UICI		1,225	41,528
UBB	Uniao de Bancos Brasileiros	*	600	19,032
UHCO	Universal American Financial Corp.	*	1,200	18,564
USV	US Restaurant Properties, Inc.		700	12,642
WB	Wachovia Corp.		300	15,780
WM	Washington Mutual, Inc.		1,000	42,280
WRE	Washington Real Estate Investment Trust		400	13,548
WIBC	Wilshire Bancorp, Inc.	*	400	6,616
XL	XL Capital		1,500	116,475

HEALTH CARE - 8.4%				4,857,031
AAII	Aaipharma, Inc.	*	2,600	8,450
ASTM	Aastrom Biosciences, Inc.	*	129,400	183,748
ALTH	Allos Therapeutics	*	1,200	2,880
ALT	Alteon, Inc.	*	5,600	7,336
AMED	Amedisys, Inc.	*	100	3,239
AMHC	American Healthways, Inc.	*	300	9,912
ACR	American Retirement Corp.	*	2,600	30,654
AGP	AMERIGROUP Corp.	*	800	60,528
AMGN	Amgen, Inc.	*	400	25,660
AMLN	Amylin Pharmaceuticals, Inc.	*	700	16,352
ANGN	Angeion Corp.	*	22,800	57,000
ARIA	Ariad Pharmaceuticals, Inc.	*	1,800	13,374
ARRO	Arrow International, Inc.		1,800	55,782
AZN	AstraZeneca		300	10,917
AVAN	Avant Immunotherapeutics, Inc.	*	12,000	24,120
AXCA	Axcan Pharma, Inc.	*	2,800	54,124
BRL	Barr Pharmaceuticals, Inc.	*	1,500	68,310
BAX	Baxter International, Inc.		1,400	48,356
BJCT	Bioject Medical Technology, Inc.	*	3,600	5,756
BIO	Bio-Rad Laboratories, Inc.	*	400	22,948
BRLI	Bio-Reference Labs, Inc.	*	600	10,440
BSX	Boston Scientific Corp.	*	2,800	99,540
BDY	Bradley Pharmaceuticals, Inc.	*	3,800	73,720
BMY	Bristol-Myers Squibb Co.		600	15,372
CALP	Caliper Life Sciences, Inc.	*	400	3,012
CLZR	Candela Corp.	*	6,300	71,568
CEGE	Cell Genesys, Inc.	*	1,600	12,960
CEPH	Cephalon, Inc.	*	800	40,704
CLSR	Closure Medical Corp.	*	2,700	52,650
CGPI	Collagenex Pharmaceuticals, Inc.	*	1,800	13,212
CYH	Community Health Systems, Inc.	*	1,500	41,820
CVH	Coventry Health Care, Inc.	*	600	31,848
CBST	Cubist Pharmaceuticals, Inc.	*	2,200	26,026
CRGN	CuraGen Corp.	*	2,400	17,184
CYBX	Cyberonics, Inc.	*	3,800	78,736
DNDN	Dendreon Corp.	*	2,700	29,106
DCAI	Dialysis Corp	*	1,100	26,873
DOC	Digital Angel Corp.	*	4,700	36,331
RDY	Dr Reddy's Laboratories		1,500	29,745
DUSA	Dusa Pharmaceuticals, Inc.	*	900	12,870
ELN	Elan Corp	*	7,200	196,200
ELI	Elite Pharmaceuticals, Inc.	*	2,400	8,808
ENMD	Entremed, Inc.	*	8,555	27,718
ENZN	Enzon Pharmaceuticals, Inc.	*	2,100	28,812
FSH	Fisher Scientific International	*	400	24,952
FLML	Flamel Technologies	*	3,100	60,419
FMTI	Forbes Medi-tech, Inc.	*	3,520	9,508
GERN	Geron Corp.	*	7,300	58,181
GLGSD	Glycogenesys, Inc.	*	5,500	12,100
HLSH	Healthsouth Corp.	*	5,500	34,540
HTRN	Healthtronics, Inc.	*	3,000	31,890
HEPH	Hollis-Eden Pharmaceuticals	*	4,570	43,049
HOLX	Hologic, Inc.	*	1,100	30,217
HGSI	Human Genome Sciences, Inc.	*	1,700	20,434
ILMN	Illumina, Inc.	*	2,700	25,596
IMCL	ImClone Systems, Inc.	*	500	23,040
ICCC	Immucell Corp.	*	1,700	12,189
IMNR	Immune Response Corp	*	17,200	27,692
IMDC	Inamed Corp.	*	800	50,600
INMD	Integramed America, Inc.	*	1,000	11,701
JNJ	Johnson & Johnson		400	25,368
KERX	Keryx Biopharmaceuticals, Inc.	*	1,700	19,669
KOSP	Kos Pharmaceuticals, Inc.	*	4,300	161,852
LH	Laboratory Corp Of America Holdings	*	400	19,928
LSCP	Laserscope	*	400	14,364
LCAV	LCA-Vision, Inc.		1,300	30,407
LEXG	Lexicon Genetics, Inc.	*	2,400	18,612
LIFC	Lifecell Corp.	*	6,166	63,017
MCK	McKesson Corp.		1,100	34,606
MEDX	Medarex, Inc.	*	9,800	105,644
MDKI	Medicore, Inc.	*	1,800	16,650
MRK	Merck & Co., Inc.		5,900	189,626
MRGE	Merge Technologies, Inc.	*	2,200	48,950
VIVO	Meridian Bioscience, Inc.		500	8,695
MDF	Metropolitan Health Networks	*	18,500	52,355
MIMS	MIM Corp.	*	2,600	16,510
MYGN	Myriad Genetics, Inc.	*	500	11,255
NSTK	Nastech Pharmaceutical, Inc.	*	800	9,672
NTEC	Neose Technologies, Inc.	*	1,800	12,096
NFLD	Northfield Laboratories, Inc.	*	2,900	65,395
NVS	Novartis		2,000	101,080
NOVN	Noven Pharmaceuticals, Inc.	*	1,800	30,708
OCA	OCA, Inc.	*	1,244	7,899
OPTN	Option Care, Inc.		3,592	61,746
ORCH	Orchid Biosciences, Inc.	*	1,700	19,550
OSCI	Oscient Pharmaceuticals Corp.	*	2,100	7,665
OSTE	Osteotech, Inc.	*	3,700	20,350
PTIE	Pain Therapeutics, Inc.	*	413	2,978
PRZ	PainCare Holdings, Inc.	*	50,100	152,805
PMTI	Palomar Medical Technologies, Inc.	*	900	23,463
PRX	Par Pharmaceutical Cos, Inc.	*	2,000	82,760
PRGO	Perrigo Co.		1,100	18,997
PFE	Pfizer, Inc.		8,700	233,943
PYTO	Phytomedical Technologies, Inc.	*	20,100	22,311
PRCS	Praecis Pharmaceuticals, Inc.	*	39,474	75,001
QLTI	QLT, Inc.	*	1,500	24,120
DGX	Quest Diagnostics		500	47,775
RGX	Radiologix, Inc.	*	1,700	7,480
REGN	Regeneron Pharmaceuticals, Inc.	*	300	2,763
SGP	Schering-Plough Corp.		1,600	33,408
SQNM	Sequenom, Inc.	*	54,100	77,904
SERO	Serologicals Corp.	*	300	6,636
SCI	Service Corp. International	*	13,950	103,928
SFCC	SFBC International, Inc.	*	500	19,750
STJ	St Jude Medical, Inc.	*	600	25,158
STEM	Stemcells, Inc.	*	1,200	5,076
STEI	Stewart Enterprises, Inc.	*	10,094	70,557
TPPH	Tapestry Pharmaceuticals, Inc.	*	7,600	7,372
THC	Tenet Healthcare Corp.	*	4,400	48,312
TGX	Theragenics Corp.	*	5,100	20,706
TWTI	Third Wave Technologies, Inc.	*	3,000	25,800
TRMS	Trimeris, Inc.	*	700	9,919
TRIB	Trinity Biotech	*	15,200	44,992
UGNE	Unigene Labs, Inc.	*	3,000	6,750
ULGX	Urologix, Inc.	*	1,600	10,352
VAR	Varian Medical Systems, Inc.	*	500	21,620
VXGN	Vaxgen, Inc.	*	1,200	20,400
VICL	Vical, Inc.	*	7,100	33,370
VPHM	Viropharma, Inc.	*	3,700	12,025
WPI	Watson Pharmaceuticals, Inc.	*	6,200	203,422
ZILA	Zila, Inc.	*	2,500	10,700

INDUSTRIALS - 7.2%				4,133,849
ABB	ABB	*	6,800	38,488
ACET	Aceto Corp.		800	15,232
ACPW	Active Power, Inc.	*	18,100	83,260
KAR	Adesa, Inc.		1,200	25,464
AERTA	Advanced Environmental Recycling Technologies	*	5,800	7,366
AG	AGCO Corp.	*	200	4,378
AIRT	Air T, Inc.		400	7,268
ALEX	Alexander & Baldwin, Inc.		200	8,484
AW	Allied Waste Industries, Inc.	*	800	7,424
ECOL	American Ecology Corp.	*	600	7,200
ASEI	American Science & Engineering, Inc.	*	800	32,968
AMXC	AMX Corp.	*	500	8,235
AIT	Applied Industrial Technologies, Inc.		900	24,660
APSG	Applied Signal Technology, Inc.		300	10,575
AH	Armor Holdings, Inc.	*	1,900	89,338
ACKHQ	Armstrong Holdings, Inc.	*	2,400	6,048
ARTX	Arotech Corp.	*	16,700	27,054
ATSN	Artesyn Technologies, Inc.	*	1,300	14,690
AVL	Aviall, Inc.	*	10,170	233,605
BEL	Bennett Environmental, Inc.	*	14,900	52,597
BA	Boeing Co.		400	20,708
BRC	Brady Corp.		500	31,285
BNI	Burlington Northern Santa Fe Corp.		300	14,193
BUTL	Butler International Inc	*	1,200	6,394
CPST	Capstone Turbine Corp.	*	8,254	15,105
CAT	Caterpillar, Inc.		200	19,502
CPC	Central Parking Corp.		200	3,030
CBIZ	Century Business Services, Inc.	*	4,500	19,620
CHRW	CH Robinson Worldwide, Inc.		1,500	83,280
CRAI	Charles River Associates, Inc.	*	300	14,031
CTAS	Cintas Corp.		1,400	61,404
CLHB	Clean Harbors, Inc.	*	3,100	46,748
CNH	CNH Global		300	5,811
CSTR	Coinstar, Inc.	*	800	21,464
FIX	Comfort Systems USA, Inc.	*	1,200	9,216
CAL	Continental Airlines, Inc.	*	2,200	29,788
CPRT	Copart, Inc.	*	400	10,528
COCO	Corinthian Colleges, Inc.	*	1,200	22,614
DAR	Darling International, Inc.	*	3,300	14,388
DAL	Delta Air Lines Inc		1,500	17,985
DESC	Distributed Energy Systems Corp.	*	2,300	5,750
DRS	DRS Technologies, Inc.	*	340	14,521
BOOM	Dynamic Materials Corp.	*	4,100	49,778
ETN	Eaton Corp.		1,500	108,540
EAGL	EGL, Inc.	*	2,200	65,758
EMR	Emerson Electric Co.		300	21,030
ERJ	Empresa Brasileira de Aeronautica	*	600	20,064
ICA	Empresas Ica Sociedad Contrlad	*	24,000	55,548
WIRE	Encore Wire Corp.	*	1,051	14,010
ENER	Energy Conversion Devices, Inc.	*	800	15,456
EASI	Engineered Support Systems, Inc.		700	41,454
KEYW	Essex Corp.	*	10,400	210,600
XJT	ExpressJet Holdings, Inc.	*	3,150	40,572
FSS	Federal Signal Corp.		600	10,596
FLYI	FLYi, Inc.	*	8,365	14,806
FFEX	Frozen Food Express Industries, Inc.	*	1,900	24,510
FCN	FTI Consulting, Inc.	*	700	14,749
FCEL	FuelCell Energy, Inc.	*	1,800	17,820
BGC	General Cable Corp.	*	500	6,925
GE	General Electric Co.		700	25,550
HXL	Hexcel Corp.	*	500	7,250
HURC	Hurco Cos, Inc.	*	2,900	47,850
HYGS	Hydrogenics Corp.	*	4,900	23,716
IEX	IDEX Corp.		300	12,150
IKN	IKON Office Solutions, Inc.		3,800	43,928
IDSA	Industrial Services of America Inc		400	3,152
ISSC	Innovative Solutions & Support, Inc.	*	2,400	80,064
IASG	Integrated Alarm Services Group, Inc.	*	7,600	41,572
IES	Integrated Electrical Services, Inc.	*	700	3,388
IED	Investools, Inc.	*	8,000	27,200
IRSN	Irvine Sensors Corp.	*	4,200	11,004
JEC	Jacobs Engineering Group, Inc.	*	600	28,674
JBLU	JetBlue Airways Corp.	*	700	16,254
KEX	Kirby Corp.	*	300	13,314
KFY	Korn/Ferry International	*	1,200	24,900
LLL	L-3 Communications Holdings, Inc.		300	21,972
LRW	Labor Ready, Inc.	*	1,500	25,380
LMIA	LMI Aerospace, Inc.	*	5,700	30,837
MAG	Magnetek, Inc.	*	800	5,520
MAS	Masco Corp.		200	7,306
MFRI	MFRI, Inc.	*	11,000	122,100
MCEL	Millennium Cell, Inc.	*	11,600	14,848
MNST	Monster Worldwide, Inc.	*	600	20,184
MWAV	M-wave, Inc.	*	15,200	20,064
NAV	Navistar International Corp.	*	2,200	96,756
NSC	Norfolk Southern Corp.		300	10,857
NOC	Northrop Grumman Corp.		300	16,308
ORB	Orbital Sciences Corp.	*	2,200	26,026
OSK	Oshkosh Truck Corp.		400	27,352
OWENQ	Owens Corning	*	24,158	113,543
PCAR	Paccar, Inc.		1,600	128,768
PKOH	Park-Ohio Holdings Corp.	*	400	10,360
PCR	Perini Corp.	*	300	5,007
PESI	Perma-Fix Environmental Services	*	8,800	15,919
ANTP	Phazar Corp.	*	700	34,342
PNCL	Pinnacle Airlines Corp.	*	1,500	20,910
PWER	Power-One, Inc.	*	2,600	23,192
PPD	Pre-Paid Legal Services, Inc.		2,000	75,100
PRGX	PRG-Schultz International, Inc.	*	700	3,521
RS	Reliance Steel & Aluminum Co.		1,200	46,752
RSG	Republic Services, Inc.		400	13,416
RFMI	RF Monolithics, Inc.	*	1,400	11,690
SCST	SCS Transportation, Inc.	*	300	7,011
SCR.A	Sea Containers		800	15,752
SPAB	Spacehab, Inc.	*	12,800	27,264
SVC	Stewart & Stevenson Services		500	10,115
SWFT	Swift Transportation Co., Inc.	*	2,500	53,700
TEX	Terex Corp.	*	200	9,530
BCO	The Brink's Co.		300	11,856
TWI	Titan International, Inc.		3,000	45,300
TGI	Triumph Group, Inc.	*	400	15,800
TRMM	TRM Corp.	*	2,300	54,372
TVIN	TVI Corp.	*	400	1,780
TYC	Tyco International		4,400	157,256
ULBI	Ultralife Batteries, Inc.	*	600	11,670
UIC	United Industrial Corp.		300	11,622
URS	URS Corp.	*	1,800	57,780
USG	USG Corp.	*	2,900	116,783
VLNC	Valence Technology, Inc.	*	28,887	89,838
WMI	Waste Management, Inc.		200	5,988
YRK	York International Corp.		4,300	148,522

INFORMATION TECHNOLOGY - 19.4%				11,193,978
EGHT	8x8 Inc	*	2,600	10,582
ATVI	Activision, Inc.	*	2,700	54,486
ADCT	ADC Telecommunications, Inc.	*	6,200	16,616
ADBE	Adobe Systems, Inc.		800	50,192
AMD	Advanced Micro Devices, Inc.	*	21,600	475,632
ATRM	Aetrium, Inc.	*	300	1,176
AGIL	Agile Software Corp.	*	800	6,536
AGYS	Agilysys, Inc.		1,100	18,854
ALSC	Alliance Semiconductor Corp.	*	300	1,110
ALTR	Altera Corp.	*	4,900	101,430
AMKR	Amkor Technology, Inc.	*	4,200	28,056
ANAD	Anadigics, Inc.	*	300	1,125
ANLY	Analysts International Corp.	*	8,400	33,600
ANT	Anteon International Corp.	*	400	16,744
AAPL	Apple Computer, Inc.	*	3,000	193,200
ADSX	Applied Digital Solutions	*	17,229	116,296
AMAT	Applied Materials, Inc.	*	2,600	44,460
AMCC	Applied Micro Circuits Corp.	*	300	1,263
AQNT	aQuantive, Inc.	*	1,600	14,304
STST	Argon St, Inc.	*	4,100	145,345
ARBA	Ariba, Inc.	*	600	9,960
ASTT	Asat Hpldings	*	800	1,053
ASYTE	Asyst Technologies, Inc.	*	4,700	23,923
ATAR	Atari, Inc.	*	23,070	67,595
ATYT	ATI Technologies, Inc.	*	4,000	77,560
ATML	Atmel Corp.	*	300	1,176
AUO	AU Optronics Corp. ADR		1,535	21,981
ADAT	Authentidate Holding Corp.	*	1,500	9,285
ADSK	Autodesk, Inc.		1,300	49,335
AV	Avaya, Inc.	*	1,200	20,640
AVID	Avid Technology, Inc.	*	400	24,700
BEAS	BEA Systems, Inc.	*	2,600	23,036
BBOX	Black Box Corp.		300	14,406
BCSI	Blue Coat Systems, Inc.	*	500	9,305
BORL	Borland Software Corp.	*	2,000	23,360
BRCD	Brocade Communications Systems, Inc.	*	4,600	35,144
CAI	CACI International, Inc. - Cl A	*	300	20,439
CAMD	California Micro Devices	*	1,800	12,762
CAPA	Captaris, Inc.	*	10,500	54,180
CACS	Carrier Access Corp.	*	2,440	26,059
CATS	Catalyst Semiconductor, Inc.	*	1,000	5,500
CGIH	CGI Holding Corp.	*	3,100	18,600
CKFR	CheckFree Corp.	*	400	15,232
CKP	Checkpoint Systems, Inc.	*	600	10,830
CHINA	Chinadotcom Corp.	*	5,900	27,199
IMOS	ChipMOS TECHNOLOGIES Bermuda	*	1,700	10,829
CIEN	Ciena Corp.	*	14,200	47,428
CSCO	Cisco Systems, Inc.	*	3,800	73,340
CDSS	Citadel Security Software, Inc.	*	400	1,040
CTXS	Citrix Systems, Inc.	*	600	14,718
CKCM	Click Commerce, Inc.	*	9,100	146,237
CNET	CNET Networks, Inc.	*	1,000	11,230
CTSH	Cognizant Technology Solutions Corp.	*	800	33,864
COHU	Cohu, Inc.		1,100	20,416
CMTL	Comtech Telecommunications	*	500	18,805
CMVT	Comverse Technology, Inc.	*	600	14,670
CNQR	Concur Technologies, Inc.	*	500	4,455
CVG	Convergys Corp.	*	3,200	47,968
GLW	Corning, Inc.	*	5,700	67,089
CRAY	Cray, Inc.	*	8,400	39,144
CREAF	Creative Technology		600	8,982
CMOS	Credence Systems Corp.	*	800	7,320
CREE	Cree, Inc.	*	600	24,048
CRYP	Cryptologic, Inc.		2,400	59,880
CYMI	Cymer, Inc.	*	300	8,862
DAKT	Daktronics, Inc.	*	700	17,423
DELL	Dell, Inc.	*	800	33,712
DTAS	Digitas, Inc.	*	700	6,685
DITC	Ditech Communications Corp.	*	1,600	23,920
DCLK	DoubleClick, Inc.	*	1,000	7,780
EBKR	Ebookers, ADR	*	3,200	38,464
ECLG	eCollege.com, Inc.	*	2,500	28,400
EDGR	Edgar Online, Inc.	*	12,200	18,788
EDGW	Edgewater Technology, Inc.	*	2,500	12,250
EFD	eFunds Corp.	*	800	19,208
EGLS	Electroglas, Inc.	*	300	1,425
ERTS	Electronic Arts, Inc.	*	700	43,176
EMC	EMC Corp.	*	2,600	38,662
EMRG	Emerge Interactive, Inc.	*	41,700	66,303
ELX	Emulex Corp.	*	1,500	25,260
EONC	EON Communications Corp.	*	13,200	35,653
EPIC	Epicor Software Corp.	*	1,300	18,317
EVOL	Evolving Systems, Inc.	*	7,800	35,022
FFIV	F5 Networks, Inc.	*	2,400	116,928
FARO	Faro Technologies, Inc.	*	1,300	40,534
FILE	File Net Corp.	*	1,000	25,760
FWHT	FindWhat.com	*	600	10,638
FNSR	Finisar Corp.	*	17,900	40,812
FLEX	Flextronics International	*	700	9,674
FORM	Formfactor, Inc.	*	500	13,570
FDRY	Foundry Networks, Inc.	*	800	10,528
GNSS	Genesis Microchip, Inc.	*	1,600	25,952
GGNS	Genus, Inc.	*	1,900	3,648
GIGM	Gigamedia	*	4,350	7,873
GILTF	Gilat Satellite Networks	*	2,800	17,052
GOOG	Google, Inc.	*	400	77,240
GRIC	Goremote Internet Communications	*	5,700	11,856
GDTI	Guardian Technologies International	*	11,500	52,900
HAUP	Hauppauge Digital, Inc.	*	2,800	17,164
HPQ	Hewlett-Packard Co.		800	16,776
HIFN	Hi / Fn, Inc.	*	1,400	12,908
IBAS	Ibasis, Inc.	*	3,200	7,872
IBIS	Ibis Technology Corp.	*	3,900	14,430
IDNX	Identix, Inc.	*	2,900	21,402
IIG	Imergent, Inc.	*	7,800	118,170
INFY	Infosys Technologies		400	27,724
IM	Ingram Micro, Inc.	*	500	10,400
INVX	Innovex Inc	*	3,600	19,620
INTC	Intel Corp.		4,200	98,238
SYNC	Intellisync Corp.	*	25,900	52,836
ICGE	Internet Capital Group, Inc.	*	900	8,100
ISSX	Internet Security Systems	*	3,300	76,725
INTV	InterVoice, Inc.	*	2,100	28,035
IPAS	Ipass, Inc.	*	5,500	40,700
ITRI	Itron, Inc.	*	500	11,955
SYXI	IXYS Corp.	*	3,200	33,024
JCOM	j2 Global Communications, Inc.	*	2,900	100,050
JDSU	JDS Uniphase Corp.	*	10,800	34,236
JNPR	Juniper Networks, Inc.	*	3,500	95,165
KEM	Kemet Corp.	*	1,300	11,635
KOMG	Komag, Inc.	*	4,800	90,144
KLIC	Kulicke & Soffa Industries, Inc.	*	1,900	16,378
LRCX	Lam Research Corp.	*	600	17,346
LCRD	Lasercard Corp.	*	900	9,441
LOJN	LoJack Corp.	*	1,700	20,621
LOOK	Looksmart	*	11,200	24,528
LOUD	Loudeye Corp.	*	19,850	40,692
LSI	LSI Logic Corp.	*	11,400	62,472
LTXX	LTX Corp.	*	2,300	17,687
LU	Lucent Technologies, Inc.	*	34,300	128,968
MACR	Macromedia, Inc.	*	300	9,336
MVSN	Macrovision Corp.	*	1,000	25,720
LAVA	Magma Design Automation, Inc.	*	800	10,048
MAMA	Mamma Com, Inc.	*	3,300	20,526
MANC	Manchester Technologies, Inc.	*	4,800	47,952
MRVL	Marvell Technology Group	*	300	10,641
MTSN	Mattson Technology, Inc.	*	4,033	45,411
MFE	McAfee, Inc.	*	1,900	54,967
MKTY	Mechanical Technology, Inc.	*	2,100	12,913
MCRL	Micrel, Inc.	*	1,400	15,428
MU	Micron Technology, Inc.	*	2,800	34,580
MSCC	Microsemi Corp.	*	800	13,888
MSFT	Microsoft Corp.		12,300	328,533
MSTR	MicroStrategy, Inc.	*	800	48,200
MWY	Midway Games, Inc.	*	1,500	15,750
MOBE	Mobility Electronics, Inc.	*	2,400	20,592
MOT	Motorola, Inc.		7,350	126,420
FLSH	M-Systems Flash Disk Pioneers	*	2,300	45,356
ROXI	Napster, Inc.	*	8,100	76,140
NSM	National Semiconductor Corp.		2,900	52,055
NTES	Netease.com	*	500	26,415
NTGR	Netgear, Inc.	*	7,600	138,244
NTAP	Network Appliance, Inc.	*	1,511	50,195
NWK	Network Equipment Technologies, Inc.	*	1,300	12,766
NOK	Nokia OYJ		1,000	15,670
NT	Nortel Networks Corp.	*	10,900	38,041
NVTL	Novatel Wireless, Inc.	*	1,300	25,194
NGPS	Novatel, Inc.	*	400	17,756
NOVL	Novell, Inc.	*	6,700	45,225
NUAN	Nuance Communications, Inc.	*	2,500	10,350
NVDA	Nvidia Corp.	*	12,800	301,568
OIIM	O2Micro International	*	300	3,432
OVTI	Omnivision Technologies, Inc.	*	7,700	141,295
OPTV	Opentv Corp.	*	2,900	11,136
OPWV	Openwave Systems, Inc.	*	2,900	44,834
OPLK	Oplink Communications, Inc.	*	18,900	37,233
OPMR	Optimal Group, Inc.	*	1,600	18,864
ORCL	Oracle Corp.	*	2,200	30,184
OVRL	Overland Storage, Inc.	*	1,500	25,035
PACT	Pacificnet, Inc.	*	2,900	29,464
PLMO	PalmOne, Inc.	*	300	9,465
PEGA	Pegasystems, Inc.	*	2,600	22,178
PMTRE	Pemstar, Inc.	*	500	905
PSPT	Peoplesupport, Inc.	*	1,400	14,224
PRFT	Perficient, Inc.	*	9,227	60,529
PTIX	Performance Technologies, Inc.	*	3,700	34,410
PKI	PerkinElmer, Inc.		1,300	29,237
PFSW	PFSweb, Inc.	*	5,050	14,337
PLT	Plantronics, Inc.		700	29,029
PMCS	PMC - Sierra, Inc.	*	1,500	16,875
PRST	Presstek, Inc.	*	1,100	10,648
QLGC	QLogic Corp.	*	1,700	62,441
QCOM	QUALCOMM, Inc.		2,600	110,240
RHAT	Red Hat, Inc.	*	1,400	18,690
REDF	Rediff.com India	*	6,100	51,789
RIMM	Research In Motion	*	6,100	502,762
RFMD	RF Micro Devices, Inc.	*	4,900	33,516
RSTI	Rofin-Sinar Technologies, Inc.	*	400	16,980
SFE	Safeguard Scientifics, Inc.	*	9,300	19,716
SNDK	SanDisk Corp.	*	2,000	49,940
SANM	Sanmina-SCI Corp.	*	2,314	19,600
SAY	Satyam Computer Services		1,000	24,130
SMTL	Semitool, Inc.	*	1,300	12,064
SEBL	Siebel Systems, Inc.	*	1,900	19,950
SWIR	Sierra Wireless, Inc.	*	8,900	157,352
SIFY	Sify	*	4,600	27,416
SGTL	Sigmatel, Inc.	*	1,000	35,530
SGI	Silicon Graphics, Inc.	*	18,000	31,140
SIMG	Silicon Image, Inc.	*	1,100	18,106
STEC	SimpleTech, Inc.	*	2,346	10,792
SINA	Sina Corp.	*	1,900	60,914
SMSI	Smith Micro Software, Inc.	*	1,400	12,530
SMTX	Smtc Corp.	*	500	1,130
SCKT	Socket Communications, Inc.	*	5,900	11,741
SOHU	Sohu.com, Inc.	*	2,200	38,962
SNIC	Sonic Solutions, Inc.	*	500	11,220
SOTK	Sono Tek Corp.	*	27,000	76,410
SONS	Sonus Networks, Inc.	*	47,460	271,946
SLNK	Spectralink Corp.		2,054	29,126
SRX	SRA International, Inc. - Cl A	*	400	25,680
STAK	Staktek Holdings, Inc.	*	4,200	19,488
STKR	Stockeryale, Inc.	*	900	1,179
STOR	StorageNetworks, Inc.	*	24,000	-
SUNW	Sun Microsystems, Inc.	*	23,000	123,740
SYMC	Symantec Corp.	*	1,800	46,368
SYNA	Synaptics, Inc.	*	6,613	202,226
TSM	Taiwan Semiconductor Manufacturing Co.		4,300	36,507
TASR	Taser International, Inc.	*	15,700	495,963
TGAL	Tegal Corp.	*	768	1,252
TSYS	Telecommunication Systems, Inc.	*	2,200	7,346
TLAB	Tellabs, Inc.	*	10,700	91,913
TXN	Texas Instruments, Inc.		300	7,386
TWAV	Therma-wave, Inc.	*	5,700	19,722
THQI	THQ, Inc.	*	800	18,352
TPTI	TippingPoint Technologies, Inc.	*	800	37,360
TMTA	Transmeta Corp.	*	6,400	10,432
TZOO	Travelzoo, Inc.	*	4,125	393,649
TRMB	Trimble Navigation	*	2,300	75,992
TMWD	Tumbleweed Communications Corp.	*	3,100	10,354
TYL	Tyler Technologies, Inc.	*	4,300	35,948
UNTD	United Online, Inc.	*	1,100	12,683
PANL	Universal Display Corp.	*	1,700	15,300
UTSI	UTstarcom, Inc.	*	600	13,290
LNUX	Va Software Corp.	*	8,500	21,250
VCLK	Valueclick, Inc.	*	2,100	27,993
VDSI	Vasco Data Sec International, Inc.	*	28,800	190,656
VRLK	Verilink Corp.	*	500	1,355
VRSN	VeriSign, Inc.	*	2,200	73,744
VERT	Verticalnet, Inc.	*	800	1,288
VISG	Viisage Technology, Inc.	*	4,400	39,644
VSH	Vishay Intertechnology, Inc.	*	1,200	18,024
VTSS	Vitesse Semiconductor Corp.	*	10,500	37,065
VOCL	Vocaltec Communications	*	7,300	10,366
WEBME	webMethods, Inc.	*	1,300	9,373
WBSN	Websense, Inc.	*	500	25,360
WSTL	Westell Technologies, Inc.	*	2,700	18,360
WDC	Western Digital Corp.	*	900	9,756
WIND	Wind River Systems, Inc.	*	2,700	36,585
WIT	Wipro		1,200	29,580
XRX	Xerox Corp.	*	1,300	22,113
XYBR	Xybernaut Corp.	*	7,800	9,594
YHOO	Yahoo!, Inc.	*	1,500	56,520
ZHNE	Zhone Technologies, Inc.	*	2,750	7,123
ZIGO	Zygo Corp.	*	1,300	15,327

MATERIALS - 8.2%				4,723,762
AEM	Agnico-Eagle Mines		900	12,376
AKS	AK Steel Holding Corp.	*	9,300	134,571
ARLP	Alliance Resource Partners		800	59,200
AAUK	Anglo American		1,500	35,685
SIL	Apex Silver Mines	*	300	5,154
ATR	Aptargroup, Inc.		700	36,946
ACI	Arch Coal, Inc.		300	10,662
ABX	Barrick Gold Corp.		1,400	33,908
BGO	Bema Gold Corp.	*	3,300	10,098
BHP	BHP Billiton		1,300	31,226
BAK	Braskem	*	400	20,384
BKI	Buckeye Technologies, Inc.	*	1,000	13,010
CBJ	Cambior, Inc.	*	10,000	26,700
CCJ	Cameco Corp.		600	62,916
CAU	Canyon Resources Corp.	*	2,200	2,816
CX	Cemex		300	10,926
CFCI	CFC International, Inc.	*	1,800	28,224
CSK	Chesapeake Corp.		400	10,864
SID	Cia Siderurgica Nacional		1,300	24,856
RIO	Cia Vale do Rio Doce		2,045	59,325
CLF	Cleveland-Cliffs, Inc.		500	51,930
CDE	Coeur d'Alene Mines Corp.	*	14,700	57,771
CNX	Consol Energy, Inc.		1,600	65,680
KRY	Crystallex International Corp.	*	2,900	10,411
DROOY	DRDGOLD	*	1,586	2,442
EXP	Eagle Materials, Inc.		200	17,270
ECL	Ecolab, Inc.		200	7,026
EGO	Eldorado Gold Corp.	*	6,100	17,995
EC	Engelhard Corp.		400	12,268
FRK	Florida Rock Industries, Inc.		1,100	65,483
FMC	FMC Corp.	*	300	14,490
FDG	Fording Canadian Coal Trust		1,000	77,150
GRS	Gammon Lake Resources, Inc.	*	700	3,738
GP	Georgia-Pacific Corp.		500	18,740
GGB	Gerdau		1,700	30,600
GFI	Gold Fields		3,700	46,176
GRZ	Gold Resv, Inc.	*	13,200	59,004
GG	Goldcorp, Inc.		2,300	34,592
GSS	Golden Star Resources	*	1,900	7,619
GBN	Great Basin Gold	*	16,100	19,159
SIM	Grupo Simec	*	5,700	44,004
HMY	Harmony Gold Mining Co.		4,000	37,080
HDWR	Headwaters, Inc.	*	6,200	176,700
HL	Hecla Mining Co.	*	1,200	6,996
HPC	Hercules, Inc.	*	800	11,880
IAG	Iamgold Corp.		1,000	6,610
ICOC	ICO Inc	*	9,300	28,644
IPS	Ipsco, Inc.		3,200	152,960
KGC	Kinross Gold Corp.	*	2,100	14,784
LAF	Lafarge North America, Inc.		800	41,056
LNDC	Landec Corp.	*	1,800	12,312
LPX	Louisiana-Pacific Corp.		2,100	56,154
LYO	Lyondell Chemical Co.		900	26,028
MLM	Martin Marietta Materials, Inc.		300	16,098
MEE	Massey Energy Co.		200	6,990
MWV	MeadWestvaco Corp.		400	13,556
MSB	Mesabi Trust		1,700	22,882
MTLM	Metal Management, Inc.		2,000	53,740
MUSA	Metals USA, Inc.	*	9,500	176,225
MEOH	Methanex Corp.		7,100	129,646
MNG	Miramar Mining Corp.	*	6,500	7,475
MT	Mittal Steel Co	*	6,200	239,630
MON	Monsanto Co.		700	38,885
NRP	Natural Resource Partners		4,900	282,485
NEM	Newmont Mining Corp.		1,600	71,056
NRD	Noranda, Inc.		1,300	22,880
PAL	North American Palladium	*	1,000	8,170
NTO	Northern Orion Resources, Inc.	*	5,500	16,005
NXG	Northgate Minerals Corp.	*	25,400	42,925
NG	Novagold Resources, Inc.	*	5,305	41,114
TONS	Novamerican Steel, Inc.	*	1,300	72,995
NUE	Nucor Corp.		2,000	104,680
ZEUS	Olympic Steel, Inc.	*	1,400	37,114
OMG	OM Group, Inc.	*	300	9,726
OS	Oregon Steel Mills, Inc.	*	2,900	58,841
OZN	Orezone Resources, Inc.	*	2,800	3,500
PAAS	PAN American Silver Corp.	*	3,997	63,872
BTU	Peabody Energy Corp.		800	64,728
PD	Phelps Dodge Corp.		400	39,568
PDG	Placer Dome, Inc.		400	7,544
POP	Pope & Talbot, Inc.		800	13,688
PKX	POSCO		1,100	48,983
POT	Potash Corp of Saskatchewan		2,000	166,120
RANGY	Randgold & Exploration	*	5,836	10,271
RGLD	Royal Gold, Inc.		456	8,317
RPM	RPM International, Inc.		300	5,898
RTI	RTI International Metals, Inc.	*	900	18,486
RT	Ryerson Tull, Inc.		3,700	58,275
SSRI	Silver Standard Resources, Inc.	*	250	3,022
STLD	Steel Dynamics, Inc.		400	15,152
STTX	Steel Technologies, Inc.		2,724	74,937
SWC	Stillwater Mining Co.	*	9,000	101,340
SMMX	Symyx Technologies	*	500	15,040
TGB	Taseko Mines	*	15,200	26,296
TRA	Terra Industries, Inc.	*	1,700	15,096
TNH	Terra Nitrogen		1,400	31,234
TXI	Texas Industries, Inc.		700	43,666
TMXN	Transmeridian Exploration, Inc.	*	29,700	55,985
X	United States Steel Corp.		5,000	256,250
RMIX	US Concrete, Inc.	*	1,300	9,971
WEB	Webco Industries, Inc.	*	6,700	72,159
WTZ	Western Silver Corp.	*	3,490	31,550
WHT	Wheaton River Minerals	*	33,000	107,580
AUY	Yamana Gold, Inc.	*	5,800	17,516

TELECOMMUNICATION SERVICES - 3.0%				1,740,944
ARDI	@Road, Inc.	*	2,600	17,967
APCS	Alamosa Holdings, Inc.	*	8,100	101,007
AT	Alltel Corp.		400	23,504
AMX	America Movil		4,700	246,045
BLS	BellSouth Corp.		500	13,895
BCGI	Boston Communications Group	*	1,600	14,784
CHL	China Mobile Hong Kong		1,500	25,740
CHU	China Unicom		1,300	10,205
CHT	Chunghwa Telecom Co		300	6,315
GLBC	Global Crossing	*	4,400	79,820
GLDN	Golden Telecom, Inc.		1,300	34,346
IN	Infonet Services Corp.	*	4,000	8,080
KTC	KT Corp.		300	6,543
LVLT	Level 3 Communications, Inc.	*	10,300	34,917
MTE	Mahanagar Telephone Nigam		2,700	21,546
MCIP	MCI, Inc.	*	2,300	46,368
INFO	Metro One Telecommunications	*	10,600	16,854
MICC	Millicom International Cellular	*	900	20,457
MBT	Mobile Telesystems	*	1,100	152,361
NWKI	Network Installation Corp.	*	7,300	13,797
NXTP	Nextel Partners, Inc.	*	2,700	52,758
NTT	Nippon Telegraph & Telephone Corp.		500	11,275
DCM	NTT DoCoMo, Inc.		500	9,310
PR	Price Communications Corp.	*	600	11,154
PRTL	Primus Telecommunications	*	3,200	10,176
Q	Qwest Communications International	*	2,600	11,544
SBAC	SBA Communications Corp.	*	12,525	116,232
SBC	SBC Communications, Inc.		2,400	61,848
SKM	SK Telecom Co.		600	13,350
FON	Sprint Corp.		900	22,365
TALK	Talk America Holdings, Inc.	*	3,500	23,170
TRO	Tele Centro Oeste Celular	*	9,800	96,726
TLK	Telekomunikasi Indonesia		3,600	75,672
TKC	Turkcell Iletisim Hizmet	*	2,600	47,060
UNWR	Us Unwired, Inc.	*	3,600	17,280
VSL	Videsh Sanchar Nigam		2,500	25,700
VIP	Vimpel-Communications	*	6,235	225,333
YAKC	Yak Communications, Inc.	*	2,000	15,440

UTILITIES - 2.6%				1,521,740
ATG	AGL Resources, Inc.		900	29,917
LNT	Alliant Energy Corp.		4,850	138,710
AEE	Ameren Corp.		500	25,070
AEP	American Electric Power Co., Inc.		1,800	61,812
APU	Amerigas Partners		400	11,840
ILA	Aquila, Inc.	*	3,400	12,546
CPN	Calpine Corp.	*	1,700	6,698
CNP	Centerpoint Energy, Inc.		12,200	137,860
CMS	CMS Energy Corp.	*	6,400	66,880
ELP	Companhia Paranaense Energy	*	800	3,576
DUK	Duke Energy Corp.		3,050	77,257
DQE	Duquesne Light Holdings, Inc.		1,200	22,620
DYN	Dynegy, Inc. - Cl A	*	8,300	38,346
EIX	Edison International		300	9,609
ETR	Entergy Corp.		800	54,072
EXC	Exelon Corp.		500	22,035
FPL	FPL Group, Inc.		200	14,950
GXP	Great Plains Energy, Inc.		1,300	39,364
HE	Hawaiian Electric Industries		600	17,490
KEP	Korea Electric Power Corp.		1,600	21,184
NWN	Northwest Natural Gas Co.		700	23,618
OGE	OGE Energy Corp.		500	13,255
PGN	Progress Energy, Inc.		4,200	190,009
STR	Questar Corp.		800	40,768
RRI	Reliant Energy, Inc.	*	4,000	54,600
SPI	Scottish Power		1,100	34,276
SRE	Sempra Energy		2,400	88,032
SGU	Star Gas Partners		13,100	97,595
AES	The AES Corp.	*	800	10,936
EDE	The Empire District Electric Co.		900	20,412
SO	The Southern Co.		600	20,112
TXU	TXU Corp.		600	38,736
UIL	UIL Holdings Corp.		400	20,520
UU	United Utilities		2,100	51,576
XEL	Xcel Energy, Inc.		300	5,460

INVESTMENT COMPANIES - 1.0%				617,623
FAX	Aberdeen Asia Pacific Income Fund		1,400	9,072
ACG	ACM Income Fund		2,200	17,952
AWF	Alliance World Dollar Government Fund II		7,400	91,612
CEF	Central Fund of Canada CL A		36,200	198,014
CLM	Cornerstone Strategic Value Fund		2,300	19,573
CYE	Corporate High Yield Fund III		400	3,520
DNP	DNP Select Income Fund		2,600	30,992
ERF	Enerplus Resources Fund		1,300	47,203
IFN	India Fund		1,700	50,388
EWM	iShares MSCI Malaysia Index Fund		300	2,145
IIF	Morgan Stanley India Investment Fund		900	27,864
HYB	New America High Income Fund, Inc.		1,400	3,066
ARK	Senior High Income Portfolio, Inc.		500	3,020
GIM	Templeton Global Income Fund		11,400	113,202
	(Cost $611,503)

CASH EQUIVALENTS - 7.9%			4,541,158
431114503	HighMark 100% US Treasury Money Market Fund	2,270,579	2,270,579
431114883	HighMark Diversified Money Market Fund	2,270,579	2,270,579
	(Cost $4,541,158)

TOTAL INVESTMENT SECURITIES - 99.9%			57,624,483
	(Cost $53,876,849)

ASSETS LESS OTHER LIABILITIES - 0.1%			49,104

NET ASSETS - 100.0%			$ 57,673,587

* Non-income producing security
(a) Securities considered fair valued under guidelines established by the Board of Trustees. As of
December 31, 2004, the fair value of these investments is $0 or 0.0% of total net assets.

ADR - American Depository Receipt
CL - Class

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors/trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi annual reports

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Marketocracy Funds

By (Signature and Title)* /s/ Kendrick W. Kam
                         Kendrick W. Kam, President and Treasurer

Date March 7, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Kendrick W. Kam
                 Kendrick W. Kam, President and Treasurer

Date  March 7, 2005

* Print the name and title of each signing officer under his or her signature.